ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2016	2017
	RMB	RMB
Accounts receivable:
Gross	214,142	354,057
Unearned interest	(15,130)	(24,544)
Total accounts receivable	199,012	329,513
Less: allowance for doubtful accounts	(100,462)	(98,231)
Accounts receivable, net	98,550	231,282

Classification of Accounts Receivable
	December 31,
	2016	2017
	RMB	RMB
Accounts receivable, net – current portion	97,374	216,700
Accounts receivable, net – non-current portion	1,176	14,582
Total accounts receivable, net	98,550	231,282

Summary of Allowance for Doubtful Accounts
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	35,347	66,857	100,462
Additions charged to bad debt expense	63,103	33,605	31,499
Write-off of bad debt allowance	(31,593)	-	(33,730)
Balance at the end of the year	66,857	100,462	98,231

Schedule of Aging Accounts Receivable
	As of December 31,
	2016	2017
	RMB	RMB
Aging:
– current	78,276	130,551
– 1-3 months past due	15,306	96,307
– 4-6 months past due	10,846	19,861
– 7-12 months past due	22,748	13,741
– greater than one year past due	71,836	69,053
Total accounts receivable	199,012	329,513